Notes receivable - Remedy Compassion Center, Inc (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Notes receivables		$ 4,645	$ 57,166
Notes receivable Remedy Compassion Center, Inc.
Disclosure of financial assets [line items]
Notes receivables	$ 500		729
Interest rate	12.00%
Interest income		$ 37	$ 82